Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,389,856.60

Principal:
Principal Collections	$17,840,258.42
Prepayments in Full	$11,983,417.52
Liquidation Proceeds	$399,394.69
Recoveries	$43,140.24
Sub Total	$30,266,210.87
Collections	$32,656,067.47

Purchase Amounts:
Purchase Amounts Related to Principal	$258,555.92
Purchase Amounts Related to Interest	$1,539.71
Sub Total	$260,095.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,916,163.10

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,916,163.10
Servicing Fee	$548,234.25	$548,234.25	$0.00	$0.00	$32,367,928.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,367,928.85
Interest - Class A-2 Notes	$5,312.29	$5,312.29	$0.00	$0.00	$32,362,616.56
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$32,169,795.73
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$32,100,343.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,100,343.23
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$32,062,517.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,062,517.81
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$32,032,699.81
Third Priority Principal Payment	$398,367.62	$398,367.62	$0.00	$0.00	$31,634,332.19
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$31,593,551.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,593,551.69
Regular Principal Payment	$28,950,385.48	$28,950,385.48	$0.00	$0.00	$2,643,166.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,643,166.21
Residuel Released to Depositor	$0.00	$2,643,166.21	$0.00	$0.00	$0.00
Total		$32,916,163.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$398,367.62
Regular Principal Payment					$28,950,385.48
Total					$29,348,753.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$16,775,651.42	$40.39	$5,312.29	$0.01	$16,780,963.71	$40.40
Class A-3 Notes	$12,573,101.68	$29.89	$192,820.83	$0.46	$12,765,922.51	$30.35
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$29,348,753.10	$21.87	$376,009.54	$0.28	$29,724,762.64	$22.15

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$16,775,651.42	0.0403941	$0.00	0.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$408,126,898.32	0.9701139
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$636,415,651.42	0.4742151	$607,066,898.32	0.4523464

Pool Information
Weighted Average APR	4.288%	4.281%
Weighted Average Remaining Term	41.14	40.30
Number of Receivables Outstanding	37,856	36,930
Pool Balance	$657,881,094.22	$627,161,226.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$639,516,834.92	$609,707,283.80
Pool Factor	0.4860927	0.4633945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$9,407,418.39
Yield Supplement Overcollateralization Amount	$17,453,942.43
Targeted Overcollateralization Amount	$20,094,327.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,094,327.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$238,241.44
(Recoveries)		50	$43,140.24
Net Losses for Current Collection Period			$195,101.20
Cumulative Net Losses Last Collection Period			$3,652,032.95
Cumulative Net Losses for all Collection Periods			$3,847,134.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.67%	520	$10,460,528.73
61-90 Days Delinquent	0.12%	38	$733,429.97
91-120 Days Delinquent	0.03%	9	$210,855.30
Over 120 Days Delinquent	0.08%	21	$519,173.83
Total Delinquent Receivables	1.90%	588	$11,923,987.83

Repossession Inventory:
Repossessed in the Current Collection Period		27	$655,032.31
Total Repossessed Inventory		33	$797,044.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1194%
Preceding Collection Period			0.5024%
Current Collection Period			0.3644%
Three Month Average			0.3287%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2013%
Preceding Collection Period			0.2008%
Current Collection Period			0.1841%
Three Month Average			0.1954%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer